Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		Sep. 30, 2022	Sep. 30, 2021
Accrued expenses and Other Current Liabilities [Abstract]
Ongoing accrued expenses		$ 208,230	$ 206,905
Project-related provisions		88,174	125,612
Taxes payable		34,204	34,717
Dividends payable	[1]	47,735	44,956
Derivative instruments	[2]	44,522	3,281
Other		189,791	196,832
Total accrued expenses and other current liabilities		$ 612,656	$ 612,303

[1]	The amounts payable as a result of the August 3, 2022 and the August 4, 2021 dividend declarations, please see Note 19 to the consolidated financial statements.
[2]	Includes derivatives that are designated as hedging instruments and derivatives that are not designated as hedging instruments, please see Note 7 to the consolidated financial statements.